Other Current Payables	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
OTHER CURRENT PAYABLES

NOTE 7 - OTHER CURRENT PAYABLES

	December 31,
	2021	2020
	USD in thousands

Employees and related expenses	1,179	719
Accrued expenses	241	428
Other payables	445	60
	1,865	1,207

In 2021, the Company received an award in the total amount of approximately $721 from the EU’s Horizon 2020 Program to aid in funding the Company’s research and development. The award does not bear a royalty payment commitment nor is the award otherwise refundable. We recorded an amount of $340 as grant payables in other payables as of December 31, 2021. $351 was recorded as participation by the EU’s Horizon 2020 grant in research and development expenses during the year ended on December 31, 2021.